K&L|GATES

     Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street NW

Washington, DC 20006-1600

T 202.778.9000

www.klgates.com

March 4, 2008

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Heritage Capital Appreciation Trust (the “Trust”)

File Nos. 2-98634 and 811-4338

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the forms of Prospectuses for the Classes A, C, I, R-3 and R-5 shares of the Trust (“Prospectus”) and the Statement of Additional Information (“SAI”) used with respect to the Trust does not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 33 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:  Mathew J. Calabro

Susan L. Walzer

Heritage Asset Management, Inc.